Long-Term Investments and Receivables (Details) - Schedule of Long-Term Investments and Receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of long-term investments and receivables [Abstract]
Prepaid expenses and deposits	$ 15,173	$ 17,139
Investments in financial assets designated at fair value through other comprehensive income	9,870	680
Trade receivables and unbilled receivables	5,379	2,960
Financial assets designated at fair value through profit or loss	4,856	35
Dividend preference derivative in TSG (see Note 8)	3,000	2,023
Others	707	839
Total long term investments and receivables	$ 38,985	$ 23,676